Post employment benefits - Timing of benefit payments and average duration of defined benefit obligations and distribution of timing of benefit payments (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 0	£ 0
United Kingdom
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 8,835	£ 9,242
Average duration of the defined benefit obligation	18 years	17 years
United Kingdom | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 346	£ 395
United Kingdom | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	1,202	1,197
United Kingdom | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,556	2,663
United Kingdom | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,083	2,078
United Kingdom | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,648	2,909
Ireland
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 2,676	£ 2,830
Average duration of the defined benefit obligation	18 years	18 years
Ireland | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 76	£ 75
Ireland | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	364	367
Ireland | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	691	723
Ireland | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	627	657
Ireland | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	918	1,008
United States
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 984	£ 1,016
Average duration of the defined benefit obligation	11 years	10 years
United States | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 56	£ 63
United States | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	202	202
United States | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	357	359
United States | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	196	207
United States | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 173	£ 185